Share Options - Joint Share Ownership Plan (Details)	12 Months Ended
	Jun. 30, 2018 year shares	Jun. 30, 2017 year shares
Joint Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	3,440,465	3,440,465
Weighted average remaining contractual life | year	19	20
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,703,980	4,703,980